UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Clean Energy Income Fund, Goldman Sachs Energy Infrastructure Fund, and Goldman Sachs MLP Energy Infrastructure Fund is filed herewith.

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEBX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.26%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$12,878	$13,627	$15,709	$12,386	$19,683	$12,123
11/21	$13,394	$14,173	$15,773	$12,252	$19,833	$15,508
11/22	$12,521	$13,249	$14,745	$11,612	$18,063	$14,079
11/23	$9,509	$10,063	$12,008	$11,130	$12,405	$16,028
11/24	$9,690	$10,254	$11,755	$11,982	$11,003	$21,460

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Class A	1.90%	0.57%
Class A including sales charges	-3.67%	-0.70%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Class A

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C671-AR-1124

Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEGX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	2.01%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$9,900	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,444	$13,580	$15,709	$12,386	$19,683	$12,123
11/21	$13,877	$14,017	$15,773	$12,252	$19,833	$15,508
11/22	$12,884	$13,014	$14,745	$11,612	$18,063	$14,079
11/23	$9,706	$9,804	$12,008	$11,130	$12,405	$16,028
11/24	$9,813	$9,912	$11,755	$11,982	$11,003	$21,460

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Class C	1.10%	-0.20%
Class C including sales charges	0.09%	-0.20%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Class C

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C663-AR-1124

Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.89%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class P	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,641	$15,709	$12,386	$19,683	$12,123
11/21	$14,240	$15,773	$12,252	$19,833	$15,508
11/22	$13,366	$14,745	$11,612	$18,063	$14,079
11/23	$10,183	$12,008	$11,130	$12,405	$16,028
11/24	$10,417	$11,755	$11,982	$11,003	$21,460

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Class P	2.30%	0.93%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Class P

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C614-AR-1124

Class P

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEEX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.89%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Class R6	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,640	$15,709	$12,386	$19,683	$12,123
11/21	$14,248	$15,773	$12,252	$19,833	$15,508
11/22	$13,375	$14,745	$11,612	$18,063	$14,079
11/23	$10,184	$12,008	$11,130	$12,405	$16,028
11/24	$10,419	$11,755	$11,982	$11,003	$21,460

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Class R6	2.31%	0.93%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Class R6

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C622-AR-1124

Class R6

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEDX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.90%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Institutional Shares	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/20	$1,364,000	$1,968,341	$1,570,900	$1,238,579	$1,212,300
11/21	$1,424,698	$1,983,346	$1,577,341	$1,225,236	$1,550,774
11/22	$1,337,222	$1,806,284	$1,474,498	$1,161,191	$1,407,948
11/23	$1,019,097	$1,240,464	$1,200,831	$1,113,031	$1,602,808
11/24	$1,041,313	$1,100,257	$1,175,494	$1,198,170	$2,145,999

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Institutional Shares	2.18%	0.92%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Institutional Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C655-AR-1124

Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Clean Energy Income Fund

GCEJX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	1.01%

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities were pressured in the first half of the annual period by broad equity market volatility. Performance improved in the second half amid signs of durable U.S. economic growth, interest rate cuts by the Fed and strong core fundamentals for clean energy infrastructure businesses.

Top Contributors

Top Contributors to Performance:

  An overweight in NextEra Energy, Inc. added to the Fund’s performance versus its blended benchmark. The electric utility holding company benefited from the completion of key regulatory updates and from perceptions it would gain from exposure to growing electricity demand driven by data centers/artificial intelligence, on-shoring and electrification trends. We trimmed the position during the annual period.

  The Fund was aided by an overweight in Drax Group PLC. The U.K.-based power generation business performed well as it improved net profit margins and bought back shares. We trimmed the Fund’s position.

  An overweight in TransAlta Corp. added to relative returns. The Canada-based electricity power generation company reported third quarter 2024 earnings with better than consensus expected free cash flow. We trimmed the position.

Top Detractors from Performance:

  The Fund was hampered by an out-of-blended benchmark position in Green Plains, Inc. The biorefining company experienced stagnant to declining revenue during the annual period, while also having negative earnings for most of 2023. We trimmed the Fund’s position.

  An overweight in RWE AG, a German multinational energy company, detracted from the Fund’s relative performance. The stock sold off on worries about RWE’s outlook, given the results of the U.S. election and disappointment that part of its business was not spun off. We increased the Fund’s position.

  The Fund was hurt by an underweight position in Neoen, a French renewable energy producer. After the company became an acquisition target, the market priced in the expected premium, pushing up the stock’s valuation.

  Clean Power—SS

Top Detractors

  Wind Technology—SS

  Solar Technology Bioenergy—SS

The above represents sub-industries within the blended benchmark.

KEY

SS–Security Selection

Goldman Sachs Clean Energy Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.

Fund Performance

	Investor Shares	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	S&P Global Clean Energy Index (Total Return, Unhedged, USD)	S&P 500® Index
06/20	$10,000	$10,000	$10,000	$10,000	$10,000
11/20	$13,633	$15,709	$12,386	$19,683	$12,123
11/21	$14,215	$15,773	$12,252	$19,833	$15,508
11/22	$13,327	$14,745	$11,612	$18,063	$14,079
11/23	$10,144	$12,008	$11,130	$12,405	$16,028
11/24	$10,363	$11,755	$11,982	$11,003	$21,460

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/26/20
Investor Shares	2.16%	0.81%
Clean Energy Income Composite Index	-2.11%	3.72%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	7.65%	4.17%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	-11.30%	2.18%
S&P 500® Index	33.89%	18.82%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Clean Energy Income Fund

Investor Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$50,086,742
# of Portfolio Holdings	48
Portfolio Turnover Rate	136%
Total Net Advisory Fees Paid	$554,139

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Clean Power	82.2%
Solar Tech	12.0%
Wind Tech	2.8%
Bioenergy	1.8%
Other	0.1%

Goldman Sachs Clean Energy Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

RENEW and RENEWNA are service marks of Eagle Global Advisors, LLC d/b/a Eagle (“Eagle”) and their use is granted under a license from Eagle. Eagle does not guarantee the accuracy and/or completeness of RENEW and RENEWNA or any data included therein and Eagle shall have no liability for any errors, omissions, interruptions, or defects therein. Eagle makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of RENEW and RENEWNA or any data included therein. Eagle makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to RENEW and RENEWNA or any data included therein. Without limiting any of the foregoing, in no event shall Eagle have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages. The S&P Global Clean Energy Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C648-AR-1124

Investor Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLEAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$182	1.46%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$27,059
$23,690
$22,661
$22,387
Class A (including sales charges)
Class A (excluding sales charges)
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Class A (including sales charges)	Class A (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$9,450	$10,000	$10,000	$10,000
11/17	$9,079	$9,607	$9,594	$10,547
11/18	$9,060	$9,587	$9,069	$11,208
11/19	$8,804	$9,316	$9,244	$13,014
11/20	$7,652	$8,098	$7,593	$15,286
11/21	$10,603	$11,220	$10,640	$19,554
11/22	$13,862	$14,669	$13,743	$17,753
11/23	$15,058	$15,934	$15,001	$20,210
11/24	$22,387	$23,690	$22,661	$27,059

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Class A	48.67%	20.49%	12.77%
Class A including sales charges	40.54%	19.15%	11.88%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Class A

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U262-AR-1124

Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLECX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$273	2.21%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
$27,059
$22,661
$22,459
$22,235
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
Class C (including sales charges)
Class C (excluding sales charges)
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Class C (including sales charges)	Class C (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$9,900	$10,000	$10,000	$10,000
11/17	$9,500	$9,596	$9,594	$10,547
11/18	$9,418	$9,513	$9,069	$11,208
11/19	$9,076	$9,168	$9,244	$13,014
11/20	$7,839	$7,919	$7,593	$15,286
11/21	$10,774	$10,883	$10,640	$19,554
11/22	$13,981	$14,122	$13,743	$17,753
11/23	$15,078	$15,231	$15,001	$20,210
11/24	$22,235	$22,459	$22,661	$27,059

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Class C	47.46%	19.60%	11.93%
Class C including sales charges	46.38%	19.60%	11.93%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Class C

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U254-AR-1124

Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GAMPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$136	1.09%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
04/18
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$25,374
$25,195
$24,875
Class P
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Class P	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$10,042	$9,955	$10,436
11/19	$9,795	$10,147	$12,117
11/20	$8,544	$8,335	$14,233
11/21	$11,887	$11,680	$18,207
11/22	$15,599	$15,085	$16,530
11/23	$17,017	$16,466	$18,818
11/24	$25,374	$24,875	$25,195

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	49.11%	20.94%	15.07%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	14.73%
S&P 500® Index	33.89%	15.75%	14.95%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Class P

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38150C200-AR-1124

Class P

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLERX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$212	1.71%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$27,059
$23,272
$22,661
Class R
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Class R	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,603	$9,594	$10,547
11/18	$9,559	$9,069	$11,208
11/19	$9,274	$9,244	$13,014
11/20	$8,034	$7,593	$15,286
11/21	$11,113	$10,640	$19,554
11/22	$14,489	$13,743	$17,753
11/23	$15,704	$15,001	$20,210
11/24	$23,272	$22,661	$27,059

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Class R	48.19%	20.18%	12.49%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Class R

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U247-AR-1124

Class R

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLESX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$136	1.09%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$27,059
$24,318
$22,661
Class R6
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Class R6	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,613	$9,594	$10,547
11/18	$9,631	$9,069	$11,208
11/19	$9,405	$9,244	$13,014
11/20	$8,195	$7,593	$15,286
11/21	$11,401	$10,640	$19,554
11/22	$14,948	$13,743	$17,753
11/23	$16,305	$15,001	$20,210
11/24	$24,318	$22,661	$27,059

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Class R6	49.14%	20.90%	13.18%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Class R6

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U239-AR-1124

Class R6

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLEPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$137	1.10%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$2,720,000
$2,040,000
$1,360,000
$680,000
$0
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$2,705,944
$2,431,885
$2,266,143
Institutional Shares
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Institutional Shares	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$1,000,000	$1,000,000	$1,000,000
11/17	$961,300	$959,400	$1,054,700
11/18	$963,030	$906,921	$1,120,830
11/19	$940,303	$924,424	$1,301,395
11/20	$820,226	$759,322	$1,528,619
11/21	$1,140,360	$1,064,038	$1,955,409
11/22	$1,495,811	$1,374,312	$1,775,316
11/23	$1,631,481	$1,500,061	$2,021,020
11/24	$2,431,885	$2,266,143	$2,705,944

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	49.06%	20.91%	13.18%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U221-AR-1124

Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Energy Infrastructure Fund

GLEIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$151	1.21%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MPLs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  The Fund was helped by an overweight position versus the Alerian Midstream Energy Select Index (Index) in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in Kodiak Gas Services, Inc., which provides natural gas compression services, added to relative returns. The stock benefited from record U.S. natural gas production and supply constraints for natural gas compressors overall.

  The Fund’s underweight in Antero Midstream Corp., which owns and operates midstream energy assets in the Appalachian Basin, bolstered relative performance. The stock weakened after the company missed consensus estimates due to lower gas and water volumes.

Top Detractors from Performance:

  An out-of-Index position in Sunoco LP, a distributor of fuels and operator of midstream services, hampered relative performance. The stock trailed the Index due to its acquisition of NuStar Energy, competition in the fuel distribution space and the company’s leverage levels.

  An overweight in Cheniere Energy, Inc., an exporter of liquefied natural gas (LNG), hurt the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

  The Fund’s underweight position in Kinder Morgan, Inc. (KMI), a diversified pipeline operator, was a detractor from relative performance. KMI benefited from tailwinds associated with growing natural gas demand from incremental power needs stemming from data center growth.

  Gathering & Processing—SS

  Natural Gas Pipeline Transportation—SS

Top Detractors

  Liquefaction–Other—SS

  Petroleum Pipeline Transportation—SS

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

Goldman Sachs Energy Infrastructure Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
$27,059
$24,110
$22,661
09/17
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
Investor Shares
Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
S&P 500® Index

	Investor Shares	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)	S&P 500® Index
09/17	$10,000	$10,000	$10,000
11/17	$9,610	$9,594	$10,547
11/18	$9,614	$9,069	$11,208
11/19	$9,373	$9,244	$13,014
11/20	$8,165	$7,593	$15,286
11/21	$11,342	$10,640	$19,554
11/22	$14,860	$13,743	$17,753
11/23	$16,191	$15,001	$20,210
11/24	$24,110	$22,661	$27,059

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 9/29/17
Investor Shares	48.91%	20.77%	13.04%
Alerian Midstream Energy Select Index (Total Return,Unhedged,USD)	51.07%	19.62%	12.07%
S&P 500® Index	33.89%	15.75%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Energy Infrastructure Fund

Investor Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$476,386,310
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$3,717,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Natural Gas	35.3%
Gathering + Processing	34.0%
Petroleum	16.9%
Liquefaction	6.9%
Upstream	2.1%
Wholesale	1.2%
Midstream	1.0%
Power Generation	0.5%
Other	1.1%

Goldman Sachs Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian Midstream Energy Select Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian Midstream Energy Select Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian Midstream Energy Select Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian Midstream Energy Select Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U213-AR-1124

Investor Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GLPAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$850	7.32%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/14
11/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$35,001
$14,576
$12,710
$12,011
Class A (including sales charges)
Class A (excluding sales charges)
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Class A (including sales charges)	Class A (excluding sales charges)	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$9,450	$10,000	$10,000	$10,000
11/15	$6,306	$6,673	$6,597	$10,275
11/16	$6,953	$7,358	$7,209	$11,103
11/17	$6,372	$6,743	$6,717	$13,642
11/18	$6,387	$6,759	$6,798	$14,498
11/19	$5,681	$6,011	$6,050	$16,833
11/20	$4,096	$4,334	$4,568	$19,773
11/21	$5,811	$6,149	$6,338	$25,293
11/22	$7,840	$8,296	$9,016	$22,964
11/23	$9,081	$9,610	$11,116	$26,142
11/24	$12,011	$12,710	$14,576	$35,001

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	32.26%	16.13%	2.42%
Class A including sales charges	24.98%	14.85%	1.84%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C257-AR-1124

Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GLPCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$882	7.63%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
$35,001
$14,576
$11,816
$11,698
11/14
11/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
Class C (including sales charges)
Class C (excluding sales charges)
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Class C (including sales charges)	Class C (excluding sales charges)	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$9,900	$10,000	$10,000	$10,000
11/15	$6,555	$6,621	$6,597	$10,275
11/16	$7,178	$7,251	$7,209	$11,103
11/17	$6,521	$6,587	$6,717	$13,642
11/18	$6,497	$6,562	$6,798	$14,498
11/19	$5,740	$5,798	$6,050	$16,833
11/20	$4,110	$4,152	$4,568	$19,773
11/21	$5,789	$5,848	$6,338	$25,293
11/22	$7,751	$7,829	$9,016	$22,964
11/23	$8,911	$9,001	$11,116	$26,142
11/24	$11,698	$11,816	$14,576	$35,001

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	31.27%	15.29%	1.68%
Class C including sales charges	30.18%	15.29%	1.68%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C240-AR-1124

Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GMNPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$794	6.82%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
04/18
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$25,195
$21,684
$19,090
Class P
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Class P	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$9,928	$10,113	$10,436
11/19	$8,863	$9,001	$12,117
11/20	$6,415	$6,795	$14,233
11/21	$9,135	$9,429	$18,207
11/22	$12,371	$13,412	$16,530
11/23	$14,381	$16,536	$18,818
11/24	$19,090	$21,684	$25,195

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	32.74%	16.57%	10.24%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	12.38%
S&P 500® Index	33.89%	15.75%	14.95%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150B459-AR-1124

Class P

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GLPRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$849	7.32%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/14
11/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$35,001
$14,576
$12,398
Class R
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Class R	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$10,000	$10,000	$10,000
11/15	$6,650	$6,597	$10,275
11/16	$7,329	$7,209	$11,103
11/17	$6,682	$6,717	$13,642
11/18	$6,698	$6,798	$14,498
11/19	$5,945	$6,050	$16,833
11/20	$4,269	$4,568	$19,773
11/21	$6,044	$6,338	$25,293
11/22	$8,134	$9,016	$22,964
11/23	$9,397	$11,116	$26,142
11/24	$12,398	$14,576	$35,001

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	31.94%	15.82%	2.17%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C224-AR-1124

Class R

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GLPSX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$618	5.31%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
04/18
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$26,153
$23,500
$20,627
Class R6
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Class R6	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
04/18	$10,000	$10,000	$10,000
11/18	$10,715	$10,960	$10,833
11/19	$9,579	$9,754	$12,578
11/20	$6,929	$7,365	$14,774
11/21	$9,867	$10,218	$18,899
11/22	$13,365	$14,536	$17,159
11/23	$15,538	$17,921	$19,533
11/24	$20,627	$23,500	$26,153

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/2/18
Class R6	32.75%	16.56%	11.46%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	13.66%
S&P 500® Index	33.89%	15.75%	15.50%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150C887-AR-1124

Class R6

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GMLPX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$808	6.94%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,520,000
$2,640,000
$1,760,000
$880,000
$0
11/14
11/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$3,500,116
$1,457,602
$1,320,648
Institutional Shares
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Institutional Shares	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$1,000,000	$1,000,000	$1,000,000
11/15	$669,500	$659,700	$1,027,500
11/16	$742,810	$720,920	$1,110,317
11/17	$681,826	$671,681	$1,364,246
11/18	$686,394	$679,809	$1,449,784
11/19	$612,469	$605,030	$1,683,344
11/20	$443,795	$456,797	$1,977,256
11/21	$631,964	$633,806	$2,529,306
11/22	$855,996	$901,590	$2,296,357
11/23	$994,838	$1,111,570	$2,614,173
11/24	$1,320,648	$1,457,602	$3,500,116

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	32.75%	16.59%	2.82%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C232-AR-1124

Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs MLP Energy Infrastructure Fund

GLPIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$843	7.25%

How did the Fund perform and what affected its performance?

Energy-related equities performed well, supported by commodity prices, effective management teams and the potential of a more advantageous regulatory environment given U.S. election results. Energy infrastructure (midstream) stocks outpaced energy master limited partnerships (MLPs) on optimism about the buildout of data centers and their power needs.

Top Contributors

Top Contributors to Performance:

  Relative to the Alerian MLP Index (Index), the Fund was helped by an out-of-Index position in Targa Resources Corp. The midstream provider of natural gas and natural gas liquids benefited from improved investor confidence in its long-term growth outlook, driven by strong Permian Basin production growth.

  An out-of-Index position in DT Midstream, Inc. (DT), which owns and operates natural gas infrastructure, bolstered the Fund’s performance. DT benefited from its exposure to increasing natural gas demand stemming from growing liquified natural gas (LNG) exports and data center buildout.

  An underweight in Cheniere Energy Partners, L.P., an LNG exporter, added to the Fund’s relative returns. The stock underperformed the broader midstream equity market as global LNG prices declined and companies with greater exposure to Artificial Intelligence-related power demand outperformed.

Top Detractors from Performance:

  The Fund’s underweight in Global Partners LP detracted from relative returns. The operator of retail gas stations and terminals performed well on strong investor demand after the stock was added to the Index.

  The Fund was hurt by an underweight in NuStar Energy LP (NS), an operator of crude and refined product pipelines. The stock rallied on news NS would be acquired by Sunoco LP at a substantial premium, making the Fund’s underweight a drag on performance. NS was removed from the Index in May 2024 upon its acquisition by Sunoco LP.

  An underweight in Western Midstream Partners L.P., which develops, owns and operates midstream assets, detracted from the Fund’s relative results. The company announced a dividend increase in February 2024, fueling strong share price appreciation.

  Gathering & Processing—SS & OW

   Natural Gas Pipeline Transportation—SS & OW

   Midstream Services—SS & UW

Top Detractors

  Integrated—OW

  Power Generation—OW

The above represents subsectors as defined by Goldman Sachs Asset Management.

KEY

SS–Security Selection

OW–Overweight

UW–Underweight

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$40,000
$30,000
$20,000
$10,000
$0
11/14
11/15
11/16
11/17
11/18
11/19
11/20
11/21
11/22
11/23
11/24
$35,001
$14,576
$13,045
Investor Shares
Alerian MLP Index (Total Return, Unhedged, USD)
S&P 500® Index

	Investor Shares	Alerian MLP Index (Total Return, Unhedged, USD)	S&P 500® Index
11/14	$10,000	$10,000	$10,000
11/15	$6,687	$6,597	$10,275
11/16	$7,404	$7,209	$11,103
11/17	$6,792	$6,717	$13,642
11/18	$6,838	$6,798	$14,498
11/19	$6,086	$6,050	$16,833
11/20	$4,404	$4,568	$19,773
11/21	$6,264	$6,338	$25,293
11/22	$8,474	$9,016	$22,964
11/23	$9,839	$11,116	$26,142
11/24	$13,045	$14,576	$35,001

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	32.58%	16.45%	2.69%
Alerian MLP Index (Total Return, Unhedged, USD)	31.13%	19.20%	3.84%
S&P 500® Index	33.89%	15.75%	13.34%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Key Fund Statistics

(as of November 30, 2024)

Total Net Assets	$1,757,147,546
# of Portfolio Holdings	30
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid	$15,374,228

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the period as a result of an increase in current and deferred tax expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Gathering + Processing	40.1%
Natural Gas	27.3%
Petroleum	15.0%
Wholesale	10.4%
Liquefaction	6.4%
Upstream	2.4%
Midstream	1.8%
Retail	0.8%
Power Generation	0.5%
Other	0.7%

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Alerian MLP Index is a service marks of GKD Index Partners, LCC d/b/a Alerian (“Alerian”) and their use is granted under a license from Alerian. Alerian does not guarantee the accuracy and / or completeness of Alerian MLP Index or any data included therein and Alerian shall have no liability for any errors, omissions, interruptions or defects therein. Alerian makes no warranty, express or implied, representations or promises, as to results to be obtained by Licensee, or any other person or entity from the use of the Alerian MLP Index or any data included therein. Alerian makes no express or implied warranties, representations or promises regarding the originality, merchantability, suitability, non-infringement, or fitness for a particular purpose or use with respect to the Alerian MLP Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential or other damages (including lost profits, even if notified of the possibility of such damages. The Energy Midstream Classification Standard (“EMCS”) was developed by and is the exclusive property (and a service mark) of GKD Partners, LLC d/b/a Alerian (“Alerian”) and its use is granted under a licensed from Alerian. Alerian makes no warranties, express, or implied, or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and hereby expressly disclaims all warranties of originality, accuracy, completeness, merchantability, suitability, non-infringement, or fitness for a particular purpose with respect to any such standard or classification. No warranty is given that the standard or classification will conform to any description thereof or be free of omissions, errors, interruptions, or defects. Without limiting any of the foregoing, in no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits) even if notified of the possibility of such damages.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C216-AR-1124

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,331,760	$4,436,596	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended November 30, 2024 and November 30, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements November 30, 2024 Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments November 30, 2024

Shares	Description	Value

Common Stocks – 105.2%

Gathering + Processing – 40.1%
7,659,063	EnLink Midstream LLC*	$122,621,599
2,698,538	Hess Midstream LP Class A	102,274,590
296,773	Kinetik Holdings, Inc.	17,515,543
204,541	Kodiak Gas Services, Inc.	8,271,638
4,357,306	MPLX LP	225,098,428
223,407	Targa Resources Corp.	45,642,050
3,505,428	Western Midstream Partners LP	142,705,974
694,733	Williams Cos., Inc.	40,655,775

		704,785,597

Marketing | Retail – 0.8%
742,324	Suburban Propane Partners LP	14,735,131

Marketing | Wholesale – 10.4%
257,117	Global Partners LP	14,514,254
2,974,182	Sunoco LP	167,922,316

		182,436,570

Other* – 0.5%
45,564	First Solar, Inc.	9,079,538

Other | Liquefaction – 6.4%
826,012	Cheniere Energy Partners LP	48,115,199
284,059	Cheniere Energy, Inc.	63,632,057

		111,747,256

Pipeline Transportation | Natural Gas – 27.3%
378,739	Atlas Energy Solutions, Inc.	8,926,878
382,357	DT Midstream, Inc.	40,575,725
11,800,131	Energy Transfer LP	234,350,602
5,411,320	Enterprise Products Partners LP	186,311,748
177,538	TC Energy Corp.	8,686,934

		478,851,887

Pipeline Transportation | Petroleum – 15.0%
376,009	Delek Logistics Partners LP	15,168,203
627,499	Enbridge, Inc.	27,220,907
2,365,856	Genesis Energy LP	28,342,955
852,970	NGL Energy Partners LP*	4,111,315
418,591	Pembina Pipeline Corp.	17,317,110

Shares	Description	Value

Common Stocks – (continued)

Pipeline Transportation | Petroleum - (continued)
9,203,543	Plains All American Pipeline LP	$171,830,148

		263,990,638

Power Generation – 0.5%
115,769	NextEra Energy, Inc.	9,107,547

Services | Midstream – 1.8%
1,319,192	USA Compression Partners LP	31,647,416

Services | Upstream – 2.4%
884,917	Archrock, Inc.	22,671,574
892,040	BKV Corp.*	19,589,198

		42,260,772

TOTAL COMMON STOCKS (Cost $1,461,366,810)		$1,848,642,352

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
3,325,948	4.541%	$3,325,948
(Cost $3,325,948)

TOTAL INVESTMENTS – 105.4% (Cost $1,464,692,758)		$1,851,968,300

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.4)%		(94,820,754)

NET ASSETS – 100.0%		$1,757,147,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities November 30, 2024

Assets:

Investments in unaffiliated issuers, at value (cost $1,461,366,810)	$1,848,642,352
Investments in affiliated issuers, at value (cost $3,325,948)	3,325,948
Cash	9,373,267
Receivables:
Dividends	534,302
Fund shares sold	35,756
Collateral on certain derivative contracts(a)	1,176
Prepaid state and local franchise taxes	37,029
Other assets	44,006

Total assets	1,861,993,836

Liabilities:

Foreign currency overdraft, at value (identified cost $2,020)	1,941
Payables:
Current taxes, net	2,707,705
Management fees	709,951
Investments purchased	596,012
Fund shares redeemed	98,426
Distribution and Service fees and Transfer Agency fees	45,028
Deferred taxes, net	100,118,635
Accrued expenses	568,592

Total liabilities	104,846,290

Net Assets:

Paid-in capital	2,168,138,636
Total distributable loss	(410,991,090)

NET ASSETS	$1,757,147,546

Net Assets:
Class A	$74,562,304
Class C	13,612,294
Institutional	233,476,613
Investor	68,322,384
Class R6	45,161,538
Class R	940,086
Class P	1,321,072,327

Total Net Assets	$1,757,147,546

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,952,580
Class C	409,131
Institutional	5,708,362
Investor	1,709,173
Class R6	1,101,944
Class R	25,751
Class P	32,131,223

Net asset value, offering and redemption price per share:(b)
Class A	$38.19
Class C	33.27
Institutional	40.90
Investor	39.97
Class R6	40.98
Class R	36.51
Class P	41.11

(a)	Includes segregated cash of $1,176 relating to initial margin requirements and/or collateral on options transaction.
(b)

Maximum public offering price per share for Class A Shares is $40.41. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations For the Fiscal Year Ended November 30, 2024

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $435,315)	$106,080,342

Dividends — affiliated issuers	59,423

Interest	53

Less: Return of Capital on Dividends	(92,183,026)

Total investment income	13,956,792

Expenses:

Management fees	15,376,518

Transfer Agency fees(a)	661,851

Professional fees	387,761

Distribution and Service (12b-1) fees(a)	268,098

Custody, accounting and administrative services	181,975

Registration fees	116,956

Printing and mailing costs	99,588

Service fees — Class C	33,757

Trustee fees	30,670

Franchise tax expense	5,219

Other	62,710

Total operating expenses, before taxes	17,225,103

Less — expense reductions	(2,928)

Net operating expenses, before taxes	17,222,175

NET INVESTMENT LOSS, BEFORE TAXES	(3,265,383)

Current and deferred tax benefit	541,599

NET INVESTMENT LOSS, NET OF TAXES	(2,723,784)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	343,244,441

Written options	(202)

Foreign currency transactions	9,452

Current and deferred tax expense	(56,932,372)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	211,309,782

Foreign currency translation	2,495

Current and deferred tax expense	(35,048,448)

Net realized and unrealized gain, net of taxes	462,585,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$459,861,364

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$162,287	$101,270	$4,541	$97,372	$20,254	$81,850	$83,726	$22,544	$1,362	$354,743

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment loss, net of taxes	$ (2,723,784)	$ (2,130,111)

Net realized gain, net of taxes	286,321,319	153,172,242

Net change in unrealized gain, net of taxes	176,263,829	83,302,568

Net increase in net assets resulting from operations	459,861,364	234,344,699

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,798,589)	(3,996,809)

Class C Shares	(1,118,988)	(1,369,179)

Institutional Shares	(14,225,129)	(13,267,091)

Investor Shares	(3,990,163)	(3,469,337)

Class R6 Shares	(4,826,917)	(7,592,272)

Class R Shares	(68,231)	(69,455)

Class P Shares	(80,603,799)	(75,698,498)

Total distributions to shareholders	(109,631,816)	(105,462,641)

From share transactions:

Proceeds from sales of shares	99,575,975	173,448,573

Reinvestment of distributions	108,051,670	103,420,259

Cost of shares redeemed	(448,944,414)	(270,875,593)

Net increase (decrease) in net assets resulting from share transactions	(241,316,769)	5,993,239

TOTAL INCREASE	108,912,779	134,875,297

Net assets:

Beginning of year	1,648,234,767	1,513,359,470

End of year	$1,757,147,546	$1,648,234,767

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class A Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$31.06	$28.86	$22.75	$17.15		$26.10

Net investment loss(a)	(0.06)	(0.13)	(0.07)	(0.13	)(b)	(0.15)

Net realized and unrealized gain (loss)	9.68	4.45	7.88	7.23		(7.86)

Total from investment operations	9.62	4.32	7.81	7.10		(8.01)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$38.19	$31.06	$28.86	$22.75		$17.15

Total return(c)	32.26%	15.84%	34.91%	41.88%		(27.83)%

Net assets, end of year (in 000s)	$74,562	$59,874	$53,751	$39,835		$34,024

Ratio of net expenses to average net assets after tax expense(d)	7.32%	2.42%	2.59%	0.42%		2.61%

Ratio of total expenses to average net assets after tax expense(d)	7.32%	2.42%	2.59%	0.43%		2.64%

Ratio of net expenses to average net assets before tax expense	1.42%	1.43%	1.45%	1.45%		1.49%

Ratio of net investment loss to average net assets(e)	(0.19)%	(0.47)%	(0.26)%	(0.60)%		(0.81)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class C Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$27.54	$26.01	$20.79	$15.88		$24.55

Net investment loss(a)	(0.06)	(0.31)	(0.24)	(0.27	)(b)	(0.29)

Net realized and unrealized gain (loss)	8.28	3.96	7.16	6.68		(7.44)

Total from investment operations	8.22	3.65	6.92	6.41		(7.73)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$33.27	$27.54	$26.01	$20.79		$15.88

Total return(c)	31.27%	14.97%	33.89%	40.85%		(28.47)%

Net assets, end of year (in 000s)	$13,612	$16,025	$22,030	$25,647		$24,897

Ratio of net expenses to average net assets after tax expense(d)	7.63%	3.20%	3.34%	1.16%		3.37%

Ratio of total expenses to average net assets after tax expense(d)	7.63%	3.20%	3.34%	1.18%		3.39%

Ratio of net expenses to average net assets before tax expense	2.17%	2.18%	2.20%	2.20%		2.24%

Ratio of net investment loss to average net assets(e)	(0.20)%	(1.23)%	(1.00)%	(1.35)%		(1.63)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Institutional Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$32.99	$30.43	$23.82	$17.84		$26.95

Net investment income (loss)(a)	(0.06)	(0.04)	0.03	(0.05	)(b)	(0.11)

Net realized and unrealized gain (loss)	10.46	4.72	8.28	7.53		(8.06)

Total from investment operations	10.40	4.68	8.31	7.48		(8.17)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$40.90	$32.99	$30.43	$23.82		$17.84

Total return(c)	32.75%	16.22%	35.45%	42.40%		(27.54)%

Net assets, end of year (in 000s)	$233,477	$192,787	$198,807	$160,785		$182,236

Ratio of net expenses to average net assets after tax expense(d)	6.94%	2.08%	2.22%	0.05%		2.22%

Ratio of total expenses to average net assets after tax expense(d)	6.94%	2.08%	2.22%	0.06%		2.25%

Ratio of net expenses to average net assets before tax expense	1.06%	1.07%	1.08%	1.09%		1.10%

Ratio of net investment income (loss) to average net assets(e)	(0.17)%	(0.12)%	0.12%	(0.21)%		(0.56)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Investor Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$32.33	$29.89	$23.45	$17.60		$26.65

Net investment loss(a)	(0.06)	(0.06)	— (b)	(0.08	)(c)	(0.15)

Net realized and unrealized gain (loss)	10.19	4.62	8.14	7.43		(7.96)

Total from investment operations	10.13	4.56	8.14	7.35		(8.11)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$39.97	$32.33	$29.89	$23.45		$17.60

Total return(d)	32.58%	16.11%	35.28%	42.23%		(27.63)%

Net assets, end of year (in 000s)	$68,322	$53,118	$59,725	$40,346		$32,396

Ratio of net expenses to average net assets after tax expense(e)	7.25%	2.16%	2.34%	0.17%		2.36%

Ratio of total expenses to average net assets after tax expense(e)	7.25%	2.16%	2.34%	0.18%		2.38%

Ratio of net expenses to average net assets before tax expense	1.17%	1.18%	1.20%	1.20%		1.23%

Ratio of net investment loss to average net assets(f)	(0.18)%	(0.20)%	(0.01)%	(0.36)%		(0.73)%

Portfolio turnover rate(g)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class R6 Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$33.05	$30.47	$23.85	$17.86		$27.00

Net investment income (loss)(a)	(0.04)	(0.03)	0.04	(0.04	)(b)	(0.05)

Net realized and unrealized gain (loss)	10.46	4.73	8.28	7.53		(8.15)

Total from investment operations	10.42	4.70	8.32	7.49		(8.20)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$40.98	$33.05	$30.47	$23.85		$17.86

Total return(c)	32.75%	16.26%	35.45%	42.41%		(27.60)%

Net assets, end of year (in 000s)	$45,162	$115,489	$126,621	$138,288		$181,968

Ratio of net expenses to average net assets after tax expense(d)	5.31%	2.06%	2.21%	0.04%		2.23%

Ratio of total expenses to average net assets after tax expense(d)	5.31%	2.06%	2.21%	0.05%		2.26%

Ratio of net expenses to average net assets before tax expense	1.05%	1.06%	1.07%	1.08%		1.11%

Ratio of net investment income (loss) to average net assets(e)	(0.12)%	(0.10)%	0.13%	(0.17)%		(0.29)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class R Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$29.86	$27.90	$22.09	$16.72		$25.60

Net investment loss(a)	(0.06)	(0.21)	(0.13)	(0.18	)(b)	(0.17)

Net realized and unrealized gain (loss)	9.20	4.29	7.64	7.05		(7.77)

Total from investment operations	9.14	4.08	7.51	6.87		(7.94)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$36.51	$29.86	$27.90	$22.09		$16.72

Total return(c)	31.94%	15.52%	34.59%	41.57%		(28.11)%

Net assets, end of year (in 000s)	$940	$1,000	$843	$731		$796

Ratio of net expenses to average net assets after tax expense(d)	7.32%	2.72%	2.84%	0.66%		2.87%

Ratio of total expenses to average net assets after tax expense(d)	7.32%	2.72%	2.85%	0.67%		2.90%

Ratio of net expenses to average net assets before tax expense	1.67%	1.68%	1.70%	1.70%		1.74%

Ratio of net investment loss to average net assets(e)	(0.19)%	(0.76)%	(0.50)%	(0.85)%		(0.94)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	MLP Energy Infrastructure Fund

	Class P Shares

	Year Ended November 30,

	2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of year	$33.15	$30.56	$23.92	$17.91		$27.05

Net investment income (loss)(a)	(0.06)	(0.03)	0.03	(0.05	)(b)	(0.08)

Net realized and unrealized gain (loss)	10.51	4.74	8.31	7.56		(8.12)

Total from investment operations	10.45	4.71	8.34	7.51		(8.20)

Distributions to shareholders from net investment income	(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—	—	—	—		(0.94)

Total distributions	(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of year	$41.11	$33.15	$30.56	$23.92		$17.91

Total return(c)	32.74%	16.25%	35.43%	42.40%		(27.55)%

Net assets, end of year (in 000s)	$1,321,072	$1,209,941	$1,051,583	$772,491		$526,900

Ratio of net expenses to average net assets after tax expense(d)	6.82%	2.07%	2.21%	0.04%		2.23%

Ratio of total expenses to average net assets after tax expense(d)	6.82%	2.07%	2.21%	0.05%		2.26%

Ratio of net expenses to average net assets before tax expense	1.05%	1.06%	1.07%	1.08%		1.10%

Ratio of net investment income (loss) to average net assets(e)	(0.17)%	(0.11)%	0.12%	(0.23)%		(0.38)%

Portfolio turnover rate(f)	103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements November 30, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments —Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as

12

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency, and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

14

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2024:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

North America	$1,848,642,352	$—	$—

Investment Company	3,325,948	—	—

Total	$1,851,968,300	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended November 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statements of Operations	Net Realized Gain (Loss)

Equity	Net realized gain (loss) from written options	$(202)

For the fiscal year ended November 30, 2024, the relevant values for each derivative type were as follows:

Average Number of Shares/Units(a)

Written Options

100

(a)

Amounts disclosed represent average number of shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended November 30, 2024.

5. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the fiscal year ended November 30, 2024, the Fund reevaluated its blended state income tax rate, decreasing the rate from 1.19% to 1.01% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$115,773,123	21.00%

State income taxes, net of federal benefit	5,568,136	1.01%

Change in estimated deferred tax rate	(27,496)	0.00%

Effect of permanent differences	(2,795,982)	(0.51)%

Change in Valuation Allowance	(27,078,560)	(4.91)%

Total current and deferred income tax expense/(benefit), net	$91,439,221	16.59%

16

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. TAXATION (continued)

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At November 30, 2024, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

State net operating loss carryforward	$162,486

Capital loss carryforward (tax basis)	38,039,716

Other tax assets	2,994,301

Total Deferred Tax Assets	$41,196,503

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(34,764,053)

Net unrealized gain on investment securities (tax basis)	(106,551,085)

Total Deferred Tax Liabilities	$(141,315,138)

Net Deferred Tax Asset/(Liability)	$(100,118,635)

At November 30, 2024, the Fund had capital loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2020	$172,829,240	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund has determined that no valuation allowance will be established for its tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

For the fiscal year ended November 30, 2024, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$19,780,195	$92,860,558	$112,640,753

State	1,169,715	4,707,313	5,877,028

Valuation Allowances	—	(27,078,560)	(27,078,560)

Total	$20,949,910	$70,489,311	$91,439,221

For the fiscal year ended November 30, 2024, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,209,958,409

Gross unrealized gain	670,774,160

Gross unrealized loss	(28,764,269)

Net unrealized gain	$642,009,891

17

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

5. TAXATION (continued)

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the fiscal year ended November 30, 2024, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2025. The Fund’s tax years ended November 30, 2021 through November 30, 2023 remain open for examination by U.S. federal and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

6. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
________________________________________________________________________________________________________________
					Effective Net
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Management Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.96%

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the fiscal year ended November 30, 2024, GSAM waived $2,290 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

18

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

6. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended November 30, 2024, Goldman Sachs advised that it retained $4,157 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the fiscal year ended November 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Total Expense Reductions

$2,290	$638	$2,928

G. Other Transactions with Affiliates — For the fiscal year ended November 30, 2024, Goldman Sachs earned $247,632 in brokerage commissions from portfolio transactions on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the fiscal year ended November 30, 2024:

Underlying Fund	Beginning Value as of November 30, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of November 30, 2024	Shares as of November 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$103,615,469	$(100,289,521)	$3,325,948	3,325,948	$59,423

H. Line of Credit Facility — As of November 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

19

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended November 30, 2024, were $1,700,063,767 and $1,989,993,161, respectively.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to; fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, and the failure of the performance of the derivatives used to replicate the performance of a particular asset class to accurately track the performance of that asset class. There is no guarantee that the use of derivatives will achieve their intended result.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk—The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

8. OTHER RISKS (continued)

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

8. OTHER RISKS (continued)

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) November 30, 2024

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2024		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	232,522	$ 7,670,452	286,633	$ 7,956,317
Reinvestment of distributions	141,135	4,781,897	139,389	3,980,048
Shares redeemed	(348,869)	(11,660,470)	(360,463)	(10,166,814)

	24,788	791,879	65,559	1,769,551

Class C Shares
Shares sold	35,728	1,088,128	16,823	432,582
Reinvestment of distributions	37,667	1,114,118	53,657	1,362,166
Shares redeemed	(246,145)	(7,079,367)	(335,444)	(8,349,386)

	(172,750)	(4,877,121)	(264,964)	(6,554,638)

Institutional Shares
Shares sold	624,611	22,276,257	781,556	23,188,690
Reinvestment of distributions	350,596	12,683,587	372,749	11,254,899
Shares redeemed	(1,109,795)	(39,371,458)	(1,845,175)	(55,450,513)

	(134,588)	(4,411,614)	(690,870)	(21,006,924)

Investor Shares
Shares sold	324,804	11,551,134	207,974	6,192,161
Reinvestment of distributions	112,013	3,973,122	116,780	3,462,921
Shares redeemed	(370,620)	(12,656,699)	(679,939)	(19,826,207)

	66,197	2,867,557	(355,185)	(10,171,125)

Class R6 Shares
Shares sold	1,281	45,186	270,112	8,404,211
Reinvestment of distributions	136,818	4,826,917	250,979	7,592,272
Shares redeemed	(2,530,608)	(91,736,671)	(1,182,068)	(36,218,684)

	(2,392,509)	(86,864,568)	(660,977)	(20,222,201)

Class R Shares
Shares sold	4,666	151,096	9,145	249,563
Reinvestment of distributions	2,106	68,231	2,524	69,455
Shares redeemed	(14,510)	(454,314)	(8,393)	(231,816)

	(7,738)	(234,987)	3,276	87,202

Class P Shares
Shares sold	1,587,168	56,793,722	4,246,814	127,025,049
Reinvestment of distributions	2,219,546	80,603,798	2,491,317	75,698,498
Shares redeemed	(8,171,391)	(285,985,435)	(4,652,265)	(140,632,173)

	(4,364,677)	(148,587,915)	2,085,866	62,091,374

NET INCREASE (DECREASE)	(6,981,277)	$(241,316,769)	182,705	$ 5,993,239

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs MLP Energy Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs MLP Energy Infrastructure Fund (one of the funds constituting Goldman Sachs Trust, referred to hereafter as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;

(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;

(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and

(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;

(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(ii)	the Fund’s expense trends over time; and

(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, and in the third quartile for the five- and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees considered that the Fund had been repositioned in 2020, which involved changes to the Fund’s investment strategy. They noted that the Fund had experienced certain portfolio management changes in 2023.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

28

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	MLP Energy Infrastructure Management Fee Annual Rate

First $1 billion	1.00%

Next $1 billion	0.90

Next $3 billion	0.86

Next $3 billion	0.84

Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment

29

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2025.

30

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TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2024 Goldman Sachs. All rights reserved. MLPEIAR-25

Goldman Sachs Funds Annual Financial Statements November 30, 2024 Energy Funds Goldman Sachs Clean Energy Income Fund Goldman Sachs Energy Infrastructure Fund

Goldman Sachs Energy Funds

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments November 30, 2024

Shares	Description	Value

Common Stocks† – 98.8%

Bioenergy* – 1.8%
18,526	Darling Ingredients, Inc.	$750,859
15,289	Green Plains, Inc.	165,121

		915,980

Clean power – 82.2%
44,322	5N Plus, Inc.*	205,457
4,018	Acciona SA	511,214
42,345	AES Corp.	552,179
25,235	Altus Power, Inc.*	109,015
2,695	Ameren Corp.	254,381
14,386	American Electric Power Co., Inc.	1,436,586
53,619	Boralex, Inc. Class A	1,147,789
11,598	Brookfield Renewable Partners LP	301,454
40,800	Chubu Electric Power Co., Inc.	431,955
17,462	Clearway Energy, Inc. Class A	485,618
173,000	CLP Holdings Ltd.	1,457,184
7,171	CMS Energy Corp.	499,890
132,011	Drax Group PLC	1,121,181
76,636	EDP Renovaveis SA	899,638
827,385	EDP SA	2,993,528
55,384	Engie SA	882,873
256,400	Equatorial Energia SA	1,292,483
44,069	Hydro One Ltd.(a)	1,441,634
187,231	Iberdrola SA	2,669,839
74,516	Innergex Renewable Energy, Inc.	461,983
267,952	Meridian Energy Ltd.	985,493
39,846	National Grid PLC	502,962
13,041	NextEra Energy, Inc.	1,025,935
91,123	Northland Power, Inc.	1,311,799
30,417	Ormat Technologies, Inc.	2,482,636
46,492	Orsted AS*(a)	2,588,374
11,468	PG&E Corp.	248,053
2,934	Public Service Enterprise Group, Inc.	276,676
43,604	Redeia Corp. SA	778,852
103,256	RWE AG	3,483,545
22,756	Solaria Energia y Medio Ambiente SA*	217,964
180,263	SSE PLC	4,065,516
247,289	Terna - Rete Elettrica Nazionale	2,092,956
38,942	TransAlta Corp.	438,360
7,244	TXNM Energy, Inc.	355,318
7,399	Verbund AG	591,158
7,722	Xcel Energy, Inc.	560,308

		41,161,786

Solar Tech – 12.0%
19,772	Enphase Energy, Inc.*	1,410,732

Shares	Description	Value

Common Stocks† – (continued)

Solar Tech - (continued)
13,775	First Solar, Inc.*	$2,744,945
15,319	HA Sustainable Infrastructure Capital, Inc.	480,404
17,992	NEXTracker, Inc. Class A*	686,575
15,735	Sunrun, Inc.*	181,425
1,178,000	Xinyi Solar Holdings Ltd.	526,196

		6,030,277

Wind Tech* – 2.8%
32,369	Nordex SE	410,194
61,593	Vestas Wind Systems AS	964,387

		1,374,581

TOTAL COMMON STOCKS
(Cost $50,111,173)		$49,482,624

Shares	Dividend Rate	Value

Investment Company(b) – 0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
42,964	4.541%	$42,964
(Cost $42,964)

TOTAL INVESTMENTS – 98.9% (Cost $50,154,137)		$49,525,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		561,154

NET ASSETS – 100.0%		$50,086,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued) November 30, 2024

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments November 30, 2024

Shares	Description	Value

Common Stocks† – 98.4%

Gathering + Processing – 34.0%
720,013	Antero Midstream Corp.	$11,498,608
696,547	EnLink Midstream LLC*	11,151,717
365,245	Hess Midstream LP Class A	13,842,785
183,242	Kinetik Holdings, Inc.	10,814,943
93,445	Kodiak Gas Services, Inc.	3,778,916
493,367	MPLX LP	25,487,339
173,096	ONEOK, Inc.	19,663,706
165,897	Targa Resources Corp.	33,892,757
254,618	Western Midstream Partners LP	10,365,499
372,510	Williams Cos., Inc.	21,799,285

		162,295,555

Marketing | Wholesale – 1.2%
99,329	Sunoco LP	5,608,116

Other* – 0.5%
11,461	First Solar, Inc.	2,283,834

Other | Liquefaction – 6.9%
146,416	Cheniere Energy, Inc.	32,798,648

Pipeline Transportation | Natural Gas – 35.3%
102,950	Atlas Energy Solutions, Inc.	2,426,531
271,693	DT Midstream, Inc.	28,832,061
2,092,946	Energy Transfer LP	41,565,908
870,403	Enterprise Products Partners LP	29,967,975
670,257	Keyera Corp.	22,280,462
781,803	Kinder Morgan, Inc.	22,101,571
428,438	TC Energy Corp.	20,962,111

		168,136,619

Pipeline Transportation | Petroleum – 16.9%
833,343	Enbridge, Inc.	36,183,651
92,882	Genesis Energy LP	1,112,726
504,588	Pembina Pipeline Corp.	20,921,634
1,109,671	Plains GP Holdings LP Class A*	22,215,614

		80,433,625

Power Generation – 0.5%
29,293	NextEra Energy, Inc.	2,304,480

Shares	Description	Value

Common Stocks† – (continued)

Services | Midstream – 1.0%
49,510	Aris Water Solutions, Inc. Class A	$1,331,819
145,589	USA Compression Partners LP	3,492,680

		4,824,499

Services | Upstream – 2.1%
196,863	Archrock, Inc.	5,043,630
230,373	BKV Corp.*	5,058,991

		10,102,621

TOTAL COMMON STOCKS (Cost $193,257,630)		$468,787,997

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,015,672	4.541%	$5,015,672
(Cost $5,015,672)

TOTAL INVESTMENTS – 99.5% (Cost $198,273,302)		$473,803,669

OTHER ASSETS IN EXCESSS OF OTHER LIABILITIES – 0.5%		2,582,641

NET ASSETS – 100.0%		$476,386,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LLC	—Limited Liability Company
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities November 30, 2024

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $50,111,173 and $193,257,630, respectively)	$ 49,482,624	$468,787,997
Investments in affiliated issuers, at value (cost $42,964 and $5,015,672, respectively)	42,964	5,015,672
Cash	268,925	2,357,308
Foreign currencies, at value (cost $64,139 and $0, respectively)	64,475	—
Receivables:
Foreign tax reclaims	293,001	—
Dividends	49,276	485,897
Reimbursement from investment adviser	14,757	7,515
Fund shares sold	62	45,765
Other assets	35,388	54,799

Total assets	50,251,472	476,754,953

Liabilities:
Payables:
Management fees	17,566	201,567
Distribution and Service fees and Transfer Agency fees	1,238	7,021
Investments purchased	35	7,001
Accrued expenses	145,891	153,054

Total liabilities	164,730	368,643

Net Assets:

Paid-in capital	162,770,175	186,541,848

Total distributable earnings (loss)	(112,683,433)	289,844,462

NET ASSETS	$ 50,086,742	$476,386,310
Net Assets:
Class A	$ 2,091,584	$ 3,699,422
Class C	320,457	719,045
Institutional	3,594,716	5,237,557
Investor	1,469,232	124,723
Class R6	83,942	39,790,209
Class R	—	148,180
Class P	42,526,811	426,667,174

Total Net Assets	$ 50,086,742	$476,386,310

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	233,810	231,968
Class C	35,956	44,966
Institutional	401,449	326,827
Investor	164,187	7,779
Class R6	9,377	2,484,942
Class R	—	9,250
Class P	4,752,172	26,633,201

Net asset value, offering and redemption price per share:(a)
Class A	$8.95	$15.95
Class C	8.91	15.99
Institutional	8.95	16.03
Investor	8.95	16.03
Class R6	8.95	16.01
Class R	—	16.02
Class P	8.95	16.02

(a)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $9.47 and $16.88, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations For the Fiscal Year Ended November 30, 2024

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $125,984 and $800,632, respectively)	$ 1,544,394	$ 9,953,294

Non-cash dividends — unaffiliated issuers	254,683	—

Dividends — affiliated issuers	6,266	40,395

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	3,327	—

Interest	1,752	483

Total investment income	1,810,422	9,994,172

Expenses:

Management fees	554,392	3,718,772

Professional fees	137,954	147,389

Custody, accounting and administrative services	109,223	125,513

Registration fees	99,537	118,357

Printing and mailing costs	28,381	31,363

Trustee fees	27,346	28,008

Transfer Agency fees(a)	26,867	116,067

Distribution and Service (12b-1) fees(a)	8,710	11,855

Service fees — Class C	818	1,423

Other	8,131	21,241

Total expenses	1,001,359	4,319,988

Less — expense reductions	(371,564)	(232,722)

Net expenses	629,795	4,087,266

NET INVESTMENT INCOME	1,180,627	5,906,906

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(15,779,094)	53,801,617

Foreign currency transactions	(30,121)	(1,272)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	16,983,539	97,649,904

Foreign currency translation	(5,896)	(1,348)

Net realized and unrealized gain	1,168,428	151,448,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,349,055	$157,355,807

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$6,255	$2,455	$—	$3,753	$491	$1,749	$2,805	$25	$—	$18,044
Energy Infrastructure Fund	6,994	4,269	592	4,196	854	827	144	10,214	178	99,654

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$ 1,180,627	$ 4,105,489	$ 5,906,906	$ 6,540,779
Net realized gain (loss)	(15,809,215)	(72,215,586)	53,800,345	30,578,827
Net change in unrealized gain (loss)	16,977,643	3,098,902	97,648,556	(6,504,967)

Net increase (decrease) in net assets resulting from operations	2,349,055	(65,011,195)	157,355,807	30,614,639

Distributions to shareholders:

From distributable earnings:
Class A Shares	(44,652)	(73,993)	(242,055)	(148,572)
Class C Shares	(4,066)	(7,278)	(44,652)	(29,809)
Institutional Shares	(83,587)	(172,354)	(252,214)	(136,784)
Investor Shares	(34,190)	(65,582)	(8,327)	(5,149)
Class R6 Shares	(1,746)	(2,257)	(3,063,674)	(4,700,848)
Class R Shares(a)	—	(538)	(10,558)	(6,177)
Class P Shares	(1,123,573)	(3,904,201)	(30,152,539)	(19,874,354)
Return of capital:
Class A Shares	(11,605)	(22,637)	—	—
Class C Shares	(1,057)	(2,226)	—	—
Institutional Shares	(21,726)	(52,728)	—	—
Investor Shares	(8,887)	(20,064)	—	—
Class R6 Shares	(454)	(691)	—	—
Class R Shares(a)	—	(165)	—	—
Class P Shares	(292,038)	(1,194,403)	—	—

Total distributions to shareholders	(1,627,581)	(5,519,117)	(33,774,019)	(24,901,693)

From share transactions:

Proceeds from sales of shares	14,292,901	32,048,983	56,342,986	36,620,283
Reinvestment of distributions	1,615,474	5,502,858	33,711,925	24,819,834
Cost of shares redeemed	(64,482,998)	(185,738,423)	(87,156,888)	(105,417,798)

Net increase (decrease) in net assets resulting from share transactions	(48,574,623)	(148,186,582)	2,898,023	(43,977,681)

TOTAL INCREASE (DECREASE)	(47,853,149)	(218,716,894)	126,479,811	(38,264,735)

Net assets:

Beginning of year	97,939,891	316,656,785	349,906,499	388,171,234

End of year	$ 50,086,742	$ 97,939,891	$476,386,310	$ 349,906,499

(a)	At the close of business on July 14, 2023, Class R Shares of the Clean Energy Income Fund were liquidated.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class A Shares
	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.98	$12.19	$13.93	$13.60	$10.00

Net investment income(b)	0.12	0.16	0.09	0.06	0.08

Net realized and unrealized gain (loss)	0.06	(3.08)	(0.97)	0.48	3.55

Total from investment operations	0.18	(2.92)	(0.88)	0.54	3.63

Distributions to shareholders from net investment income	(0.17)	(0.22)	(0.05)	(0.16)	(0.03)

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.04)	(0.07)	(0.13)	—	—

Total distributions	(0.21)	(0.29)	(0.86)	(0.21)	(0.03)

Net asset value, end of period	$8.95	$8.98	$12.19	$13.93	$13.60

Total return(c)	1.90%	(24.05)%	(6.52)%	4.01%	36.27%

Net assets, end of period (in 000s)	$2,092	$2,909	$4,621	$5,194	$1,882

Ratio of net expenses to average net assets	1.26%	1.26%	1.26%	1.26%	1.27	%(d)

Ratio of total expenses to average net assets	1.80%	1.39%	1.35%	1.39%	2.42	%(d)

Ratio of net investment income to average net assets	1.36%	1.47%	0.76%	0.42%	1.54	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class C Shares
	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95	$12.13	$13.87	$13.58	$10.00

Net investment income (loss)(b)	0.05	0.08	0.01	(0.05)	0.03

Net realized and unrealized gain (loss)	0.05	(3.06)	(0.97)	0.49	3.55

Total from investment operations	0.10	(2.98)	(0.96)	0.44	3.58

Distributions to shareholders from net investment income	(0.11)	(0.15)	(0.03)	(0.10)	—

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.03)	(0.05)	(0.07)	—	—

Total distributions	(0.14)	(0.20)	(0.78)	(0.15)	—

Net asset value, end of period	$8.91	$8.95	$12.13	$13.87	$13.58

Total return(c)	1.10%	(24.66)%	(7.16)%	3.22%	35.80%

Net assets, end of period (in 000s)	$320	$360	$616	$481	$83

Ratio of net expenses to average net assets	2.01%	2.01%	2.01%	2.01%	2.02	%(d)

Ratio of total expenses to average net assets	2.55%	2.14%	2.10%	2.14%	4.85	%(d)

Ratio of net investment income (loss) to average net assets	0.49%	0.72%	0.05%	(0.39)%	0.51	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Institutional Shares
	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99	$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.16	0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.05	(3.09)	(0.98)	0.49	3.56

Total from investment operations	0.21	(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.05)	(0.08)	(0.16)	—	—

Total distributions	(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$8.95	$8.99	$12.21	$13.95	$13.61

Total return(c)	2.18%	(23.79)%	(6.14)%	4.45%	36.40%

Net assets, end of period (in 000s)	$3,595	$5,606	$7,667	$8,538	$7,070

Ratio of net expenses to average net assets	0.90%	0.90%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	1.43%	1.02%	0.98%	1.03%	3.62	%(d)

Ratio of net investment income to average net assets	1.73%	1.87%	1.12%	0.76%	1.52	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Investor Shares

	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99	$12.19	$13.93	$13.61	$10.00

Net investment income(b)	0.15	0.17	0.13	0.07	0.07

Net realized and unrealized gain (loss)	0.05	(3.06)	(0.98)	0.51	3.56

Total from investment operations	0.20	(2.89)	(0.85)	0.58	3.63

Distributions to shareholders from net investment income	(0.19)	(0.24)	(0.05)	(0.21)	(0.02)

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.05)	(0.07)	(0.16)	—	—

Total distributions	(0.24)	(0.31)	(0.89)	(0.26)	(0.02)

Net asset value, end of period	$8.95	$8.99	$12.19	$13.93	$13.61

Total return(c)	2.16%	(23.88)%	(6.25)%	4.27%	36.33%

Net assets, end of period (in 000s)	$1,469	$2,286	$10,087	$5,653	$68

Ratio of net expenses to average net assets	1.01%	1.01%	1.01%	1.01%	1.02	%(d)

Ratio of total expenses to average net assets	1.54%	1.14%	1.10%	1.14%	3.86	%(d)

Ratio of net investment income to average net assets	1.60%	1.54%	1.04%	0.53%	1.39	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class R6 Shares

	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99	$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.15	0.20	0.15	0.11	0.08

Net realized and unrealized gain (loss)	0.06	(3.09)	(0.99)	0.49	3.56

Total from investment operations	0.21	(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.05)	(0.08)	(0.16)	—	—

Total distributions	(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$8.95	$8.99	$12.21	$13.95	$13.61

Total return(c)	2.31%	(23.86)%	(6.13)%	4.46%	36.40%

Net assets, end of period (in 000s)	$84	$83	$99	$71	$68

Ratio of net expenses to average net assets	0.89%	0.88%	0.89%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.43%	1.01%	0.97%	1.02%	3.72	%(d)

Ratio of net investment income to average net assets	1.65%	1.86%	1.20%	0.75%	1.53	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class P Shares
	Year Ended November 30,				Period Ended November 30, 2020(a)
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.99	$12.20	$13.94	$13.61	$10.00

Net investment income(b)	0.16	0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.05	(3.08)	(0.98)	0.48	3.56

Total from investment operations	0.21	(2.88)	(0.84)	0.59	3.64

Distributions to shareholders from net investment income	(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	(0.05)	(0.08)	(0.16)	—	—

Total distributions	(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$8.95	$8.99	$12.20	$13.94	$13.61

Total return(c)	2.30%	(23.81)%	(6.14)%	4.39%	36.41%

Net assets, end of period (in 000s)	$42,527	$86,696	$293,501	$421,488	$115,158

Ratio of net expenses to average net assets	0.89%	0.88%	0.88%	0.88%	0.88	%(d)

Ratio of total expenses to average net assets	1.42%	1.01%	0.97%	1.01%	1.85	%(d)

Ratio of net investment income to average net assets	1.73%	1.79%	1.11%	0.78%	1.41	%(d)

Portfolio turnover rate(e)	136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class A Shares
	Year Ended November 30,
	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.75	$11.56	$9.56	$7.18	$8.64

Net investment income(a)	0.15	0.15	0.07	0.06	0.03

Net realized and unrealized gain (loss)	5.16	0.77	2.70	2.71	(1.16)

Total from investment operations	5.31	0.92	2.77	2.77	(1.13)

Distributions to shareholders from net investment income	(0.44)	(0.43)	(0.37)	(0.39)	(0.05)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.23)

Total distributions	(1.11)	(0.73)	(0.77)	(0.39)	(0.33)

Net asset value, end of year	$15.95	$11.75	$11.56	$9.56	$7.18

Total return(b)	48.67%	8.63%	30.74%	38.55%	(13.05)%

Net assets, end of year (in 000s)	$3,699	$2,442	$2,296	$617	$68

Ratio of net expenses to average net assets	1.46%	1.47%	1.47%	1.47%	1.48%

Ratio of total expenses to average net assets	1.53%	1.52%	1.54%	1.53%	1.73%

Ratio of net investment income to average net assets	1.21%	1.40%	0.67%	0.68%	0.35%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class C Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.79	$11.60	$9.58	$7.20	$8.64

Net investment income (loss)(a)	0.06	0.07	(0.01)	0.01	(0.02)

Net realized and unrealized gain (loss)	5.15	0.77	2.71	2.69	(1.16)

Total from investment operations	5.21	0.84	2.70	2.70	(1.18)

Distributions to shareholders from net investment income	(0.34)	(0.35)	(0.28)	(0.32)	(0.02)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.19)

Total distributions	(1.01)	(0.65)	(0.68)	(0.32)	(0.26)

Net asset value, end of year	$15.99	$11.79	$11.60	$9.58	$7.20

Total return(b)	47.46%	7.85%	29.76%	37.44%	(13.60)%

Net assets, end of year (in 000s)	$719	$520	$556	$448	$135

Ratio of net expenses to average net assets	2.21%	2.22%	2.22%	2.22%	2.23%

Ratio of total expenses to average net assets	2.28%	2.27%	2.29%	2.28%	2.48%

Ratio of net investment income (loss) to average net assets	0.48%	0.64%	(0.12)%	0.16%	(0.34)%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Institutional Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.81	$11.62	$9.59	$7.19	$8.65

Net investment income(a)	0.19	0.21	0.11	0.10	0.05

Net realized and unrealized gain (loss)	5.19	0.75	2.72	2.70	(1.16)

Total from investment operations	5.38	0.96	2.83	2.80	(1.11)

Distributions to shareholders from net investment income	(0.49)	(0.47)	(0.40)	(0.40)	(0.05)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.25)

Total distributions	(1.16)	(0.77)	(0.80)	(0.40)	(0.35)

Net asset value, end of year	$16.03	$11.81	$11.62	$9.59	$7.19

Total return(b)	49.06%	9.07%	31.17%	39.03%	(12.74)%

Net assets, end of year (in 000s)	$5,238	$4,311	$1,240	$1,323	$2,415

Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of total expenses to average net assets	1.16%	1.15%	1.17%	1.18%	1.35%

Ratio of net investment income to average net assets	1.50%	1.87%	1.04%	1.13%	0.74%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Investor Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.81	$11.61	$9.59	$7.19	$8.65

Net investment income(a)	0.19	0.18	0.10	0.09	0.04

Net realized and unrealized gain (loss)	5.17	0.78	2.71	2.71	(1.16)

Total from investment operations	5.36	0.96	2.81	2.80	(1.12)

Distributions to shareholders from net investment income	(0.47)	(0.46)	(0.39)	(0.40)	(0.05)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.24)

Total distributions	(1.14)	(0.76)	(0.79)	(0.40)	(0.34)

Net asset value, end of year	$16.03	$11.81	$11.61	$9.59	$7.19

Total return(b)	48.91%	8.96%	31.02%	38.90%	(12.86)%

Net assets, end of year (in 000s)	$125	$84	$77	$57	$41

Ratio of net expenses to average net assets	1.21%	1.22%	1.23%	1.22%	1.23%

Ratio of total expenses to average net assets	1.28%	1.27%	1.29%	1.29%	1.49%

Ratio of net investment income to average net assets	1.47%	1.65%	0.91%	0.96%	0.61%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class R6 Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.79	$11.59	$9.58	$7.18	$8.65

Net investment income(a)	0.20	0.19	0.11	0.10	0.06

Net realized and unrealized gain (loss)	5.18	0.78	2.70	2.71	(1.18)

Total from investment operations	5.38	0.97	2.81	2.81	(1.12)

Distributions to shareholders from net investment income	(0.49)	(0.47)	(0.40)	(0.41)	(0.05)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.25)

Total distributions	(1.16)	(0.77)	(0.80)	(0.41)	(0.35)

Net asset value, end of year	$16.01	$11.79	$11.59	$9.58	$7.18

Total return(b)	49.14%	9.08%	31.11%	39.13%	(12.83)%

Net assets, end of year (in 000s)	$39,790	$32,956	$86,997	$81,455	$78,375

Ratio of net expenses to average net assets	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.16%	1.15%	1.15%	1.17%	1.30%

Ratio of net investment income to average net assets	1.63%	1.76%	1.00%	1.10%	0.92%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class R Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.79	$11.62	$9.60	$7.19	$8.65

Net investment income(a)	0.13	0.13	0.04	0.04	0.01

Net realized and unrealized gain (loss)	5.17	0.76	2.71	2.72	(1.17)

Total from investment operations	5.30	0.89	2.75	2.76	(1.16)

Distributions to shareholders from net investment income	(0.40)	(0.42)	(0.33)	(0.35)	(0.04)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.21)

Total distributions	(1.07)	(0.72)	(0.73)	(0.35)	(0.30)

Net asset value, end of year	$16.02	$11.79	$11.62	$9.60	$7.19

Total return(b)	48.19%	8.39%	30.37%	38.33%	(13.34)%

Net assets, end of year (in 000s)	$148	$126	$72	$56	$40

Ratio of net expenses to average net assets	1.71%	1.72%	1.72%	1.72%	1.73%

Ratio of total expenses to average net assets	1.78%	1.77%	1.79%	1.79%	1.99%

Ratio of net investment income to average net assets	1.03%	1.15%	0.40%	0.47%	0.10%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Energy Infrastructure Fund

	Class P Shares

	Year Ended November 30,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.80	$11.60	$9.58	$7.18	$8.64

Net investment income(a)	0.20	0.19	0.11	0.10	0.06

Net realized and unrealized gain (loss)	5.18	0.78	2.71	2.71	(1.17)

Total from investment operations	5.38	0.97	2.82	2.81	(1.11)

Distributions to shareholders from net investment income	(0.49)	(0.47)	(0.40)	(0.41)	(0.05)

Distributions to shareholders from net realized gains	(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—	—	—	—	(0.25)

Total distributions	(1.16)	(0.77)	(0.80)	(0.41)	(0.35)

Net asset value, end of year	$16.02	$11.80	$11.60	$9.58	$7.18

Total return(b)	49.11%	9.09%	31.22%	39.13%	(12.74)%

Net assets, end of year (in 000s)	$426,667	$309,469	$296,933	$213,647	$160,821

Ratio of net expenses to average net assets	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.16%	1.15%	1.16%	1.16%	1.33%

Ratio of net investment income to average net assets	1.59%	1.77%	1.04%	1.10%	0.84%

Portfolio turnover rate(c)	43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements November 30, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/

Fund	Share Classes Offered	Non-diversified

Goldman Sachs Clean Energy Income Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

20

GOLDMAN SACHS ENERGY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

21

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

22

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2024:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$ 2,415,335	$—

Australia and Oceania	985,493	—	—

Europe	—	24,774,181	—

North America	20,015,132	—	—

South America	1,292,483	—	—

Investment Company	42,964	—	—

Total	$22,336,072	$27,189,516	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$468,787,997	$—	$—

Investment Company	5,015,672	—	—

Total	$473,803,669	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

23

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the fiscal year ended November 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended November 30, 2024, GSAM waived $253 and $1,166 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended November 30, 2024, Goldman Sachs retained $33 and $422 related to Clean Energy Income Class A Shares and Energy Infrastructure Class A Shares, respectively.

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

24

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended November 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$ 253	$26	$371,285	$371,564

Energy Infrastructure Fund	1,166	16	231,540	232,722

G. Line of Credit Facility — As of November 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended November 30, 2024, Goldman Sachs earned $25 and $6,900 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

As of November 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor	Class R6	Class R

Clean Energy Income Fund	—%	62%	—%

Energy Infrastructure Fund	97	—	79

25

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended November 30, 2024:

		Beginning			Ending
		Value as of			Value as of	Shares as of
		November 30,	Purchases	Proceeds	November 30,	November 30,	Dividend
Fund	Underlying Fund	2023	at Cost	from Sales	2024	2024	Income

Clean Energy Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$22,461,785	$(22,418,821)	$42,964	42,964	$6,266

Energy Infrastructure Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	47,375,027	(42,359,355)	5,015,672	5,015,672	40,395

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended November 30, 2024, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$93,218,505	$142,422,873

Energy Infrastructure Fund	160,671,360	186,170,014

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate

26

GOLDMAN SACHS ENERGY FUNDS

6. SECURITIES LENDING (continued)

the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the fiscal year ended November 30, 2024, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the fiscal year ended November 30, 2024.

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of
Fund	November 30, 2023	at cost	from Sales	November 30, 2024

Clean Energy Income Fund	$44,400	$14,742,137	$(14,786,537)	$—

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Distributions paid from:

Ordinary income	$1,291,814	$14,673,976

Net long-term capital gains	—	19,100,043

Total taxable distributions	$1,291,814	$33,774,019

Tax return of capital	$335,767	$—

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Distributions paid from:

Ordinary income	$4,226,204	$14,815,640

Net long-term capital gains	—	10,086,053

Total taxable distributions	$4,226,204	$24,901,693

Tax return of capital	$1,292,913	$—

27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

7. TAX INFORMATION (continued)

As of November 30, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Undistributed ordinary income — net	$—	$1,490,425

Undistributed long-term capital gains	—	42,285,336

Total Undistributed Earnings	$—	$43,775,761

Capital loss carryforwards:

Perpetual Short-Term	(14,324,090)	—

Perpetual Long-Term	(89,304,825)	—

Total capital loss carryforwards	(103,628,915)	—

Timing differences (Post October Loss Deferral/Late Year Ordinary Loss Deferral)	$(1,154,285)	$(75)

Unrealized gains (loss) — net	(7,900,233)	246,068,776

Total accumulated earnings (loss) net	$(112,683,433)	$289,844,462

As of November 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Tax Cost	$57,412,405	$227,737,425

Gross unrealized gain	2,803,523	246,123,353

Gross unrealized loss	(10,703,756)	(54,577)

Net unrealized gain (loss)	$(7,900,233)	$246,068,776

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

The Clean Energy Income Fund reclassed $148,485 from paid-in capital to distributable earnings for the year ending November 30, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from return of capital distributions.

The Energy Infrastructure Fund reclassed $206,230 from distributable earnings to paid in capital for the year ending November 30, 2024. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a

28

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Energy Infrastructure Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

8. OTHER RISKS (continued)

and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Investments in ETFs Risk — The Funds may invest directly in ETFs, including affiliated ETFs. The Funds investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

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GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Fiscal Year Ended November 30, 2024		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	35,215	$318,055	56,144	$590,353
Reinvestment of distributions	6,201	56,073	9,791	96,002
Shares redeemed	(131,424)	(1,207,003)	(121,117)	(1,271,551)

	(90,008)	(832,875)	(55,182)	(585,196)

Class C Shares
Shares sold	5,175	47,014	5,928	62,565
Reinvestment of distributions	499	4,504	966	9,504
Shares redeemed	(9,970)	(88,064)	(17,389)	(158,989)

	(4,296)	(36,546)	(10,495)	(86,920)

Institutional Shares
Shares sold	123,958	1,165,320	382,338	4,221,684
Reinvestment of distributions	10,394	94,009	21,137	209,451
Shares redeemed	(356,194)	(3,264,059)	(408,130)	(4,057,850)

	(221,842)	(2,004,730)	(4,655)	373,285

Investor Shares
Shares sold	42,495	389,761	174,993	1,681,428
Reinvestment of distributions	4,766	43,077	8,707	85,646
Shares redeemed	(137,435)	(1,248,687)	(756,691)	(8,386,419)

	(90,174)	(815,849)	(572,991)	(6,619,345)

Class R6 Shares
Shares sold	2,679	25,642	6,419	75,797
Reinvestment of distributions	244	2,200	301	2,948
Shares redeemed	(2,814)	(26,365)	(5,564)	(65,129)

	109	1,477	1,156	13,616

Class R Shares(a)
Reinvestment of distributions	—	—	65	703
Shares redeemed	—	—	(5,459)	(60,473)

	—	—	(5,394)	(59,770)

Class P Shares
Shares sold	1,340,578	12,347,109	2,285,637	25,417,156
Reinvestment of distributions	156,539	1,415,611	503,647	5,098,604
Shares redeemed	(6,390,746)	(58,648,820)	(17,197,910)	(171,738,012)

	(4,893,629)	(44,886,100)	(14,408,626)	(141,222,252)

NET DECREASE	(5,299,840)	$(48,574,623)	(15,056,187)	$(148,186,582)

(a)	At the close of business on July 14, 2023, Class R Shares of the Clean Energy Income Fund were liquidated.

32

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Fiscal Year Ended November 30, 2024		For the Fiscal Year Ended November 30, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	104,380	$1,352,036	116,162	$1,257,531
Reinvestment of distributions	20,340	242,055	13,487	148,572
Shares redeemed	(100,540)	(1,263,253)	(120,415)	(1,305,520)

	24,180	330,838	9,234	100,583

Class C Shares
Shares sold	897	11,387	—	—
Reinvestment of distributions	3,814	44,652	2,703	29,809
Shares redeemed	(3,882)	(46,742)	(6,465)	(67,352)

	829	9,297	(3,762)	(37,543)

Institutional Shares
Shares sold	404,160	5,540,722	562,418	6,318,502
Reinvestment of distributions	21,201	252,214	12,079	136,784
Shares redeemed	(463,456)	(5,456,271)	(316,330)	(3,542,653)

	(38,095)	336,665	258,167	2,912,633

Investor Shares
Shares sold	—	18	—	1
Reinvestment of distributions	694	8,327	465	5,149
Shares redeemed	(1)	(17)	(2)	(16)

	693	8,328	463	5,134

Class R6 Shares
Shares sold	113,468	1,423,857	213,501	2,421,293
Reinvestment of distributions	253,175	3,001,580	423,067	4,618,989
Shares redeemed	(676,911)	(8,573,487)	(5,345,026)	(60,836,736)

	(310,268)	(4,148,050)	(4,708,458)	(53,796,454)

Class R Shares
Shares sold	1,007	13,299	3,891	40,727
Reinvestment of distributions	902	10,558	557	6,177
Shares redeemed	(3,301)	(38,878)	(41)	(443)

	(1,392)	(15,021)	4,407	46,461

Class P Shares
Shares sold	3,777,437	48,001,667	2,394,335	26,582,229
Reinvestment of distributions	2,522,008	30,152,539	1,796,822	19,874,354
Shares redeemed	(5,901,177)	(71,778,240)	(3,547,549)	(39,665,078)

	398,268	6,375,966	643,608	6,791,505

NET INCREASE (DECREASE)	74,215	$2,898,023	(3,796,341)	$(43,977,681)

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Clean Energy Income Fund and Goldman Sachs Energy Infrastructure Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Clean Energy Income Fund and Goldman Sachs Energy Infrastructure Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

34

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Clean Energy Income Fund and the Goldman Sachs Energy Infrastructure Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

35

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered

36

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Energy Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one-year period ended March 31, 2024. They noted that the Energy Infrastructure Fund had experienced certain portfolio management changes in 2023. The Trustees observed that the Clean Energy Income Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-and three-year periods ended December 31, 2023, and had underperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

37

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Clean Energy Income Fund	Energy Infrastructure Fund

First $1 billion	0.80%	1.00%

Next $1 billion	0.72	0.90

Next $3 billion	0.68	0.86

Next $3 billion	0.67	0.84

Over $8 billion	0.66	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the

38

GOLDMAN SACHS ENERGY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

39

Goldman Sachs Energy Funds - Tax Information (Unaudited)

For the year ended November 30, 2024, 49.53% and 38.60% of the dividends paid from net investment company taxable income by the Goldman Sachs Clean Energy Income and Goldman Sachs Energy Infrastructure Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended November 30, 2024, 100% and 100% of the dividends paid from net investment company taxable income by the Goldman Sachs Clean Energy Income and Goldman Sachs Energy Infrastructure Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Energy Infrastructure Fund designated $19,100,043, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended November 30, 2024.

During the fiscal year ended November 30, 2024, the Goldman Sachs Energy Infrastructure Fund designated $8,655,734 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

40

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TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2024 Goldman Sachs. All rights reserved. MLPANDEAR-25

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. MLPANDEAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 31, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 31, 2025